CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating revenues
Direct financing lease interest income - related parties	$ 44,695	$ 74,219	$ 97,757
Direct financing lease interest income - other	4,913	5,177	6,859
Finance lease service revenues - related parties	49,420	53,073	69,992
Profit sharing revenues - related parties	40,079	829	482
Time charter revenues - related parties	0	660	660
Time charter revenues - other	42,790	18,544	28,789
Bareboat charter revenues - related parties	15,853	16,003	21,276
Bareboat charter revenues - other	43,449	50,430	69,003
Other operating income	839	118	296
Total operating revenues	242,038	219,053	295,114
Gain on sale of assets and termination of charters	25,849	6,131	8,468
Operating expenses
Ship operating expenses - related parties	50,605	54,087	71,283
Ship operating expenses - other	19,565	6,082	9,780
Depreciation	41,377	36,339	49,929
Administrative expenses - related parties	354	386	504
Administrative expenses - other	6,247	7,602	9,381
Total operating expenses	118,148	104,496	140,877
Net operating income	149,739	120,688	162,705
Non-operating income / (expense)
Interest income - related parties, associated companies	14,681	14,681	19,575
Interest income - other	5,238	2,396	3,826
Interest expense - other	(70,967)	(75,300)	(103,378)
Gain/(loss) on repurchase of bonds	129	(469)	521
Gain on sale of investment in associated company	0	4,064	4,064
Long-term investment impairment charge	(3,353)	0	0
Other financial items, net	5,942	(4,358)	(7,040)
Net income before equity in earnings of associated companies	101,409	61,702	80,273
Equity in earnings of associated companies	33,328	39,317	50,902
Net income	$ 134,737	$ 101,019	$ 131,175
Per share information:
Basic earnings per share (in dollars per share)	$ 1.70	$ 1.28	$ 1.66
Diluted earnings per share (in dollars per share)	$ 1.65	$ 1.25	$ 1.62